Income Taxes - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2027	Dec. 31, 2024
Income Taxes [Line Items]
Bermuda tax rate		23.40%
Capital loss carryforwards		$ 17.9			$ 17.8
Less valuation allowance		49.2			64.0
Bermuda
Income Taxes [Line Items]
Net operating loss carryforwards		$ 294.8			267.0
Internal Revenue Service (IRS)
Income Taxes [Line Items]
U. K. corporate tax rate		21.00%
Net operating loss carryforwards		$ 276.0			324.8
Operating loss carryforwards, remaining		276.0
Capital loss carryforwards		85.3
Less valuation allowance		$ 17.5			22.9
Internal Revenue Service (IRS) | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration		2032
Internal Revenue Service (IRS) | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration		2041
Internal Revenue Service (IRS) | U.S. operating subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards		$ 226.4
Capital loss carryforwards		47.6
Internal Revenue Service (IRS) | U.S. operating subsidiaries | Subsequent Event
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation				$ 20.8
Internal Revenue Service (IRS) | Aspen UK's U.S. branch
Income Taxes [Line Items]
Net operating loss carryforwards		49.6
Operating loss carryforwards, subject to s382 limitation		6.5
Internal Revenue Service (IRS) | Aspen UK
Income Taxes [Line Items]
Capital loss carryforwards		$ 37.7
U.K.
Income Taxes [Line Items]
U. K. corporate tax rate	25.00%	25.00%	19.00%
Net operating loss carryforwards		$ 194.6			249.5
Operating loss carryforwards, remaining		20.2			22.0
Less valuation allowance		20.3			26.1
U.K. | Lloyd's
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward		(61.7)			(29.3)
U.K. | Other juridictions
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward		$ (71.8)			$ (86.1)